Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Fair value assumptions
	December 31,	December 31,
	2018	2017
Weighted average contractual term in years	1.13 - 1.19	1.25 - 1.39
Weighted average risk free interest rate	1.98% - 2.15%	1.63% - 1.89%
Weighted average volatility	94.43% - 98.63%	86.62% - 103.21%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%